CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) $ in Millions	5 Months Ended
May. 24, 2012 USD ($)
Predecessor
Maximum taxes recognized for reclassification adjustment	$ 2